UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22748

YCG Funds
(Exact name of registrant as specified in charter)

11701 Bee Cave Road, Suite 217
Austin, TX 78738
(Address of principal executive offices) (Zip code)

Will Kruger
YCG Funds
11701 Bee Cave Road, Suite 217
Austin, TX 78738
 (Name and address of agent for service)

(512) 505-2347
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2013

Item 1. Schedule of Investments.

Schedule of Investments
February 28, 2013 (Unaudited)
YCG Enhanced Fund
	Number of Shares	Value
COMMON STOCKS - 87.86%
Activities Related to Credit Intermediation - 0.72%
Western Union Co.	17,980	$252,259
Beverage Manufacturing - 13.18%
Coca-Cola Co.	54,822	2,122,708
PepsiCo., Inc.	32,787	2,484,271
		4,606,979
Cable and Other Subscription Programming - 2.61%
DIRECTV (a)	18,902	910,509
Communications Equipment Manufacturing - 1.43%
Cisco Systems, Inc.	23,966	499,691
Depository Credit Intermediation - 1.15%
Wells Fargo & Co.	11,476	402,578
Drugs and Druggists' Sundries Merchant Wholesalers - 11.36%
Procter & Gamble Co.	52,144	3,972,330
Grain and Oilseed Milling - 5.70%
Unilever NV - ADR	51,180	1,991,926
Grocery and Related Product Merchant Wholesalers - 5.91%
Sysco Corp.	64,262	2,066,666
Health and Personal Care Stores - 0.98%
CVS Caremark Corp.	6,693	342,146
Insurance Carriers - 7.81%
Aon Plc	35,177	2,148,963
Wellpoint, Inc.	9,369	582,564
		2,731,527
Legal Services - 3.03%
Mastercard, Inc.	2,048	1,060,495
Medical Equipment and Supplies Manufacturing - 7.55%
Becton, Dickinson & Co.	16,538	1,456,336
C.R. Bard, Inc.	11,966	1,182,839
		2,639,175
Newspaper, Periodical, Book, and Directory Publishers - 6.91%
MSCI, Inc. (a)	39,196	1,298,564
News Corp.	38,755	1,116,144
		2,414,708
Oil and Gas Extraction - 1.16%
Occidental Peteroleum Corp.	3,097	254,976
Total SA - ADR	3,002	150,160
		405,136
Other Financial Investment Activities - 1.05%
Nicholas Financial, Inc.	27,066	366,744
Other General Merchandise Stores - 2.80%
Tesco Plc - ADR	57,908	978,066
Other Information Services - 1.06%
Google, Inc. (a)	463	370,956
Pharmaceutical and Medicine Manufacturing - 1.94%
Johnson & Johnson	8,919	678,825
Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 7.71%
Clorox Co.	10,671	896,471
Colgate-Palmolive Co.	15,731	1,800,098
		2,696,569
Software Publishers - 2.41%
Microsoft Corp.	30,296	842,229
Sound Recording Industries - 0.93%
Vivendi SA - ADR	15,541	326,361
Support Activities for Mining - 0.46%
Ensco Plc	2,675	160,875
TOTAL COMMON STOCKS (Cost $28,719,832)		30,716,750

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 10.86%
U.S. Treasury Bills - 10.86%
U.S. Treasury Bill
0.098%, 05/23/2013	134,000	133,968
0.113%, 06/27/2013	2,353,000	2,352,153
0.113%, 07/05/2013	343,000	342,868
0.113%, 07/18/2013	1,000	1,000
0.113%, 07/25/2013	779,000	778,653
0.123%, 08/15/2013	188,000	187,895
		3,796,537
TOTAL SHORT-TERM INVESTMENTS (Cost $3,797,882)		3,796,537
Total Investments (Cost $32,517,714) - 98.72%		34,513,287
Other Assets In Excess Of Liabilities - 1.28%		446,264
TOTAL NET ASSETS - 100.00%		$34,959,551

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
Plc	Public Limited Company
(a)	Non-Income Producing

Schedule of Options Written
	Contracts	Value
PUT OPTIONS
Bank of New York Mellon Corp.
Expiration: March, 2013; Exercise Price: $27.00	64	$2,624
Cisco Systems, Inc.
Expiration: April, 2013; Exercise Price: $21.00	82	5,330
Corning, Inc.
Expiration: April, 2013; Exercise Price: $12.00	280	5,320
DIRECTV
Expiration: June, 2013; Exercise Price: $49.00	30	7,950
Ensco Plc
Expiration: March, 2013; Exercise Price: $62.50	55	17,600
Google, Inc.
Expiration: April, 2013; Exercise Price: $750.00	5	5,600
Microsoft Corp.
Expiration: April, 2013; Exercise Price: $28.00	61	5,002
Occidental Petroleum Corp.
Expiration: May, 2013; Exercise Price: $85.00	10	5,050
Wellpoint, Inc.
Expiration: March, 2013; Exercise Price: $65.00	13	4,355
Wells Fargo & Co.
Expiration: April, 2013; Exercise Price: $35.00	74	6,882
Western Union Co.
Expiration: May, 2013; Exercise Price: $14.00	185	12,950
Total Options Written (Premiums received $99,763)		$78,663

The cost basis of investments for federal income tax purposes at February 28, 2013 was as follows*:

Cost of investments	$32,517,714
Gross unrealized appreciation	2,048,661
Gross unrealized depreciation	(53,088)
Net unrealized appreciation	$1,995,573

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

Valuation Measurements
Management has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:
Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained are obtained from a broker quote in an illiquid market.

	Level 1	Level 2	Level 3	Total
Common Stocks*	$30,716,750	$-	$-	$30,716,750

Short-Term Investments	-	3,796,537	$-	3,796,537

Total Investments in Securities	$30,716,750	$3,796,537	$-	$34,513,287

Other Financial Instruments**
Options Written	$69,258	$9,405	$-	$78,663

* Please refer to the portfolio of investments to view securities by industry type.
** Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, which are reflected at value.

There were no transfers into or out of Levels 1, 2, or 3 during the period.
Transfers between levels are recognized at the end of the reporting period.

The Trust's valuation procedures have been adopted by the Trust's Board of Trustees, which has established a Valuation Committee to oversee the implementation of these procedures. The valuation procedures are implemented by the Adviser and the Fund's third party administrator, which report to the Valuation Committee. For third-party information, the Fund's administrator monitors and reviews the methodologies of the various pricing services employed by the Trust.

Derivative Instruments and Hedging Activities

The Funds have adopted derivative instruments disclosure standards in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund's results of operations and financial position.

The Fund may write put options and covered call options on a substantial portion of the Fund’s long equity portfolio as a means to generate additional income and to tax-efficiently enter and exit positions. The Fund will not use this strategy as a means of generating implicit leverage. In other words, if all put options were to be exercised, the Fund will generally have enough cash on hand to purchase the assigned shares. During the period, the YCG Enhanced Fund used written put options in a manner consistent with the strategy described above.

Balance Sheet -- Values of Derivative Instruments as of February 28, 2013

	Liability Derivatives

Derivatives not accounted for as hedging instruments	Balance Sheet Location	Value

Equity Contracts - Options	Options Written, at value	$78,663
Total		$78,663

The average monthly market value of written options during the period ended February 28, 2013 was as follows:

Long Positions	YCG Enhanced Fund
Written Options	$56,238

Derivative Risks
The risks of using the various types of derivatives in which the Fund may engage include: the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Adviser; the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Fund; the risk that there may not be a liquid secondary market for the derivative at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives may induce leverage in the Fund, and the risk that the cost of the derivative may reduce the overall returns experienced by the Fund.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  YCG Funds

By (Signature and Title)*/s/ Brian Yacktman
  Brian Yacktman, President

Date  4/10/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Brian Yacktman
  Brian Yacktman, President

Date  4/10/2013

By (Signature and Title)*/s/ Will Kruger
  Will Kruger, Treasurer

Date  4/10/2013

* Print the name and title of each signing officer under his or her signature.